Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 41,390	$ 130,252
Cash equivalents	37,030	35,703
Cash and cash equivalents	78,420	165,955	$ 276,776	$ 5,895
Investment of money market fund	54,000
Other financial assets	$ 55,615	$ 0